Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net Loss Per Common Share
Schedule of computation of basic and diluted net loss per share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Basic and diluted net loss per common share calculation:
Net loss and comprehensive loss	$(15,534,872)	$(8,781,978)	$(36,403,967)	$(16,345,740)
Accretion of redeemable convertible preferred stock	—	(85,562)	(28,521)	(248,149)
Net loss attributable to common stockholders	$(15,534,872)	$(8,867,540)	$(36,432,488)	$(16,593,889)
Weighted average common shares outstanding	26,366,300	793,268	23,036,366	746,587
Net loss per share of common stock—basic and diluted	$(0.59)	$(11.18)	$(1.58)	$(22.23)

	Year Ended December 31,
	2012	2013
Basic and diluted net loss per common share calculation:
Net loss	$(15,635,658)	(23,251,435)
Accretion of redeemable convertible preferred stock	(316,642)	(333,710)

Net loss attributable to common stockholders	$(15,952,300)	$(23,585,145)

Weighted average common shares outstanding	673,191	793,806

Net loss per share of common stock—basic and diluted	$(23.70)	$(29.71)

Schedule of outstanding securities excluded from the computation of diluted weighted shares outstanding as they would have been anti dilutive
	September 30,
	2014	2013
Redeemable convertible preferred stock	—	15,619,271
Options outstanding	3,552,124	2,804,264
Warrants	30,258	288,705
Total	3,582,382	18,712,240

	December 31,
	2012	2013
Redeemable convertible preferred stock	9,689,486	15,707,986
Options outstanding	1,523,156	2,795,746
Warrants	288,705	199,996

Total	11,501,347	18,703,728